Trade and other payables	6 Months Ended
Jun. 30, 2023
Trade and other payables
Trade and other payables

10Trade and other payables

Amounts falling due within one year:

	June 30,	December 31,
	2023	2022
	£ 000	£ 000
Trade payables	4,645	4,454
Accrued expenses	5,325	10,500
Social security and other taxes	1,399	857
Outstanding defined contribution pension costs	279	220
	11,648	16,031

Amounts falling due after more than one year:

	June 30,	December 31,
	2023	2022
	£ 000	£ 000
Deferred fees and charges	3,933	4,153

The Group’s exposure to market and liquidity risks, including maturity analysis, related to trade and other payables is disclosed in note 15 Financial risk management and impairment of financial assets.